SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 105,403	$ 32,528
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	77,964	32,118
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	7,340	410
Dogness Technology [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 20,099